CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix)			₪ 838	[1]	₪ 627		₪ 1,002
Income tax paid			1	[1]	2		29
Net cash provided by operating activities			837	[1]	625		973
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment			(462)	[1]	(343)		(223)
Acquisition of intangible and other assets			(167)	[1]	(159)		(153)
Acquisition of a business, net of cash acquired			(3)	[1]
Proceeds from (investment in) short-term deposits, net			(552)	[1]	150		302
Interest received			1	[1]	1		2
Consideration received from sales of property and equipment			2	[1]	3			[2]
Payment for acquisition of subsidiary, net of cash acquired					(3)
Net cash used in investing activities			(1,181)	[1]	(351)		(72)
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments	[1]		(139)
Lease interest payments	[1]		(20)
Share issuance							190
Acquisition of treasury shares					(100)
Proceeds from issuance of notes payable, net of issuance costs			562	[1]	150		650
Proceeds from issuance of option warrants exercisable for notes payables	[1]		37
Interest paid			(37)	[1]	(69)		(165)
Non-current borrowings received							350
Repayment of non-current borrowings			(52)	[1]	(382)		(1,332)
Repayment of current borrowing	[1]		(13)
Repayment of notes payable			(109)	[1]	(324)		(443)
Transactions with non-controlling interests			(2)
Net cash provided by (used in) financing activities			227	[1]	(725)		(750)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(117)	[1]	(451)		151
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR			416	[1]	867		716
CASH AND CASH EQUIVALENTS AT END OF YEAR			299	[1]	416	[1]	867
Profit for the year			19	[1]	56	[3]	114	[3]
Adjustments for:
Depreciation and amortization			723	[1]	545		540
Amortization of deferred expenses - Right of use			28	[1]	47		40
Employee share based compensation expenses			17	[1]	15		20
Liability for employee rights upon retirement, net			1	[1]	1		(1)
Finance costs, net			5	[1]	(7)		(2)
Lease interest payments			20	[1]
Interest paid			37	[1]	69		165
Interest received			(1)	[1]	(1)		(2)
Deferred income taxes			4	[1]	16		(13)
Income tax paid			1	[1]	2		29
Capital loss from property and equipment	[1]		(2)			[4]		[4]
Decrease (increase) in accounts receivable:
Trade			42	[1]	124		283
Other			(1)	[1]	16		6
Increase (decrease) in accounts payable and accruals:
Trade			63	[1]	(69)		69
Other payables			12	[1]	(18)		(3)
Provisions			(21)	[1]	(11)		(2)
Deferred income with respect to settlement agreement with Orange				[1]			(108)
Deferred revenues from HOT mobile			(31)	[1]	(31)		(31)
Other deferred revenues			4	[1]		[4]	3
Increase in deferred expenses - Right of use			(51)	[1]	(107)		(113)
Current income tax			(5)	[1]	(15)		5
Decrease (increase) in inventories			(26)	[1]	(5)		3
Cash generated from operations:			838	[1]	627		1,002
Supplementary information
Acquisition of intangible assets and property and equipment			115	[1]	157		165
Cost of inventory used as fixed assets			24	[1]	₪ 8		₪ 30
Convenience translation into U.S. dollars [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix) | $	[1]	$ 241
Income tax paid | $	[1],[2]
Net cash provided by operating activities | $	[1]	241
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment | $	[1]	(134)
Acquisition of intangible and other assets | $	[1]	(48)
Acquisition of a business, net of cash acquired | $	[1]	(1)
Proceeds from (investment in) short-term deposits, net | $	[1]	(159)
Interest received | $	[1],[2]
Consideration received from sales of property and equipment | $	[1]	1
Net cash used in investing activities | $	[1]	(341)
CASH FLOWS FROM FINANCING ACTIVITIES:
Lease principal payments | $	[1]	(39)
Lease interest payments | $	[1]	(6)
Proceeds from issuance of notes payable, net of issuance costs | $	[1]	164
Proceeds from issuance of option warrants exercisable for notes payables | $	[1]	11
Interest paid | $	[1]	(11)
Repayment of non-current borrowings | $	[1]	(15)
Repayment of current borrowing | $	[1]	(4)
Repayment of notes payable | $	[1]	(32)
Transactions with non-controlling interests			(1)
Net cash provided by (used in) financing activities | $	[1]	67
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS | $	[1]	(33)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $	[1]	120
CASH AND CASH EQUIVALENTS AT END OF YEAR | $	[1]	87
Profit for the year | $	[1]	6
Adjustments for:
Depreciation and amortization | $	[1]	209
Amortization of deferred expenses - Right of use | $	[1]	8
Employee share based compensation expenses | $	[1]	5
Liability for employee rights upon retirement, net | $	[1],[2]
Finance costs, net | $	[1]	1
Lease interest payments | $	[1]	6
Interest paid | $	[1]	11
Interest received | $	[1],[2]
Deferred income taxes | $	[1]	1
Income tax paid | $	[1],[2]
Capital loss from property and equipment | $	[1]	(1)
Decrease (increase) in accounts receivable:
Trade | $	[1]	12
Other | $	[1],[2]
Increase (decrease) in accounts payable and accruals:
Trade | $	[1]	18
Other payables | $	[1]	3
Provisions | $	[1]	(6)
Deferred income with respect to settlement agreement with Orange	[4]
Deferred revenues from HOT mobile | $	[1]	(9)
Other deferred revenues | $	[1]	1
Increase in deferred expenses - Right of use | $	[1]	(15)
Current income tax | $	[1]	(1)
Decrease (increase) in inventories | $	[1]	(8)
Cash generated from operations: | $	[1]	241
Supplementary information
Acquisition of intangible assets and property and equipment | $	[1]	33
Cost of inventory used as fixed assets | $	[1]	$ 7

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[2]	Representing an amount of less than NIS 1 million.
[3]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.
[4]	Representing an amount of less than 1 million.